Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Company does not time the release of material nonpublic information with reference to any equity award grant dates or for the purpose of affecting the value of executive compensation. As a matter of practice, annual equity awards are approved by the Committee at the beginning of the fiscal year with the same future annual grant date (or first business day following such date if the market is closed) each year as specifically identified in such approval.

Time-based restricted stock unit (RSU) awards and performance-based restricted stock unit (PSU) awards are valued based on the closing market price of our common stock on the grant date. RSUs typically vest in equal installments on the first three anniversaries of the grant date. PSUs have a three-year performance period, and earned shares are distributed shortly after the close of the performance period and the Committee's certification of performance results. The Company currently does not grant stock options or stock appreciation rights to employees.

The Committee approves all awards to our executive officers and direct reports to the CEO. The Committee delegates to the CEO the ability to grant equity awards to non-executive officers and non-direct reports to the CEO for on-hire, promotion, recognition and retention purposes. The ad-hoc award pool for these awards is approved in advance on an annual basis by the Committee. The CEO must report to the Committee at least annually on the awards granted from the ad-hoc award pool.

Award Timing Method

The Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Company does not time the release of material nonpublic information with reference to any equity award grant dates or for the purpose of affecting the value of executive compensation. As a matter of practice, annual equity awards are approved by the Committee at the beginning of the fiscal year with the same future annual grant date (or first business day following such date if the market is closed) each year as specifically identified in such approval.

The Company currently does not grant stock options or stock appreciation rights to employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false